FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 44,558	$ 41,335
Financial liabilities	227,064	197,540
Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	16,546	17,730
Level 1
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,961	5,664
Financial liabilities	29	75
Level 1 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,958	5,614
Level 1 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	29	75
Level 1 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	0
Level 1 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	48	7
Level 1 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	85	192
Level 1 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	762	867
Level 1 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,063	4,548
Level 1 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 1 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3	50
Level 2
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	8,743	8,520
Financial liabilities	4,285	5,167
Level 2 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	6,478	6,939
Level 2 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	4,150	5,090
Level 2 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	135	77
Level 2 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,972	2,644
Level 2 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,050	2,764
Level 2 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,908	912
Level 2 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	548	577
Level 2 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	42
Level 2 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,265	1,581
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,232	2,369
Financial liabilities	2,714	2,104
Level 3 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,155	2,234
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	1,311	724
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	1,403	1,380
Level 3 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 3 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		286
Level 3 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	451	491
Level 3 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,316	1,389
Level 3 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5	68
Level 3 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 77	$ 135